Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended		12 Months Ended	45 Months Ended	47 Months Ended	60 Months Ended	72 Months Ended	93 Months Ended	120 Months Ended
	Sep. 30, 2020	Aug. 03, 2020	Jul. 02, 2018	Oct. 01, 2016	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000025733
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Equity Index Fund
C000025733 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 33,015	$ 10,000	$ 33,015	$ 33,015	$ 33,015	$ 33,015	$ 33,015	$ 33,015	$ 33,015	$ 28,659	$ 22,724	$ 27,793	$ 21,628	$ 18,297	$ 13,934	$ 14,600	$ 12,002	$ 10,736	$ 10,605
Average Annual Return, Percent							24.36%			14.87%			12.69%
C000200087
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Equity Index Fund
C000200087 | Without Sales Load [Member]
Account Value [Line Items]
Account Value			$ 10,000		$ 13,759		$ 13,759	13,759	13,759	$ 13,759	$ 13,759	13,759	$ 13,759	13,869	11,970	14,302	11,304	10,216	8,346
Average Annual Return, Percent							8.42%			7.74%	5.47%
C000200088
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2060 Fund
C000200088 | Without Sales Load [Member]
Account Value [Line Items]
Account Value			$ 10,000		$ 17,163		$ 17,163	17,163	17,163	$ 17,163	$ 17,163	17,163	17,163	15,654	13,025	15,454	12,708	11,140	8,946
Average Annual Return, Percent							17.35%			10.69%	9.43%
C000047655
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2030 Fund
C000047655 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 20,298	10,000	$ 20,298	20,298	20,298	$ 20,298	$ 20,298	20,298	$ 20,298	19,056	16,534	19,257	16,704	14,958	12,267	13,119	11,310	10,215	10,239
Average Annual Return, Percent							12.60%			7.73%			7.34%
C000025743
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Value Fund
C000025743 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 20,084	10,000	$ 20,084	20,084	20,084	$ 20,084	20,084	20,084	$ 20,084	19,404	18,141	20,308	15,116	14,700	11,572	13,468	11,720	10,089	10,438
Average Annual Return, Percent							6.95%			8.28%			7.22%
C000025746
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Balanced Fund
C000025746 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 21,348	10,000	$ 21,348	21,348	21,348	$ 21,348	21,348	21,348	$ 21,348	19,406	16,864	19,168	16,456	14,723	12,334	12,742	11,240	10,416	10,334
Average Annual Return, Percent							16.24%			9.27%			7.88%
C000047657
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2040 Fund
C000047657 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 22,592	10,000	$ 22,592	22,592	22,592	$ 22,592	22,592	22,592	$ 22,592	20,750	17,455	20,625	17,204	15,167	12,207	13,260	11,297	10,118	10,184
Average Annual Return, Percent							16.17%			9.93%			8.49%
C000047652
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2015 Fund
C000047652 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 15,942	10,000	$ 15,942	15,942	15,942	$ 15,942	15,942	15,942	$ 15,942	15,338	13,874	15,833	14,645	13,604	11,795	12,161	10,994	10,207	10,181
Average Annual Return, Percent							8.56%			4.17%			4.77%
C000025740
Account Value [Line Items]
Line Graph and Table Measure Name					MoA All America Fund
C000025740 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 26,580	10,000	$ 26,580	26,580	26,580	$ 26,580	26,580	26,580	$ 26,580	24,173	20,088	24,408	19,209	16,449	12,815	13,970	11,699	10,494	10,499
Average Annual Return, Percent							16.96%			12.00%			10.27%
C000218763
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2065 Fund
C000218763 | Without Sales Load [Member]
Account Value [Line Items]
Account Value		$ 10,000			$ 16,083		$ 16,083	16,083	$ 16,083	$ 16,083	16,083	16,083	$ 16,083	14,639	12,148	14,383	11,816
Average Annual Return, Percent							17.82%		12.93%
C000047653
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2020 Fund
C000047653 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 17,068	10,000	$ 17,068	17,068	$ 17,068	$ 17,068	17,068	17,068	$ 17,068	16,363	14,631	16,830	15,327	14,047	11,951	12,455	11,071	10,198	10,185
Average Annual Return, Percent							9.36%			5.08%			5.49%
C000025739
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Core Bond Fund
C000025739 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 11,242	10,000	$ 11,242	11,242	11,242	$ 11,242	11,242	11,242	$ 11,242	11,314	10,773	12,353	12,663	11,902	11,056	11,038	10,654	10,175	10,141
Average Annual Return, Percent							2.34%			(0.75%)			1.18%
C000025744
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Equity Index Fund
C000025744 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 23,581	10,000	$ 23,581	23,581	23,581	$ 23,581	23,581	23,581	$ 23,581	22,222	19,116	22,031	17,687	15,583	12,367	13,936	12,010	9,967	10,209
Average Annual Return, Percent							13.39%			10.09%			8.96%
C000047659
Account Value [Line Items]
Line Graph and Table Measure Name					MoA International Fund
C000047659 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 16,173	10,000	$ 16,173	16,173	16,173	$ 16,173	16,173	16,173	$ 16,173	15,100	12,631	14,207	12,872	11,897	9,831	11,347	9,117	8,965	9,022
Average Annual Return, Percent							15.49%			7.78%			4.93%
C000025747
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Conservative Allocation Fund
C000025747 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 15,864	10,000	$ 15,864	15,864	15,864	$ 15,864	15,864	15,864	$ 15,864	15,209	13,674	15,617	14,485	13,250	11,624	11,866	10,895	10,211	10,166
Average Annual Return, Percent							9.25%			4.58%			4.72%
C000047654
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2025 Fund
C000047654 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 18,619	10,000	$ 18,619	18,619	18,619	$ 18,619	18,619	18,619	$ 18,619	17,651	15,539	17,976	16,055	14,561	12,155	12,824	11,208	10,205	10,217
Average Annual Return, Percent							11.08%			6.33%			6.41%
C000025741
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Value Fund
C000025741 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 16,242	10,000	$ 16,242	16,242	16,242	$ 16,242	16,242	16,242	$ 16,242	16,240	14,819	16,433	12,422	12,940	10,865	12,718	11,745	9,785	10,128
Average Annual Return, Percent							5.62%			5.96%			4.97%
C000112889
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2050 Fund
C000112889 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 22,915	10,000	$ 22,915	22,915	22,915	$ 22,915	22,915	22,915	$ 22,915	20,929	17,450	20,689	17,123	15,101	12,115	13,275	11,264	10,078	10,153
Average Annual Return, Percent							17.09%			10.36%			8.65%
C000047651
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Retirement Income Fund
C000047651 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 14,855	10,000	$ 14,855	14,855	14,855	$ 14,855	14,855	14,855	$ 14,855	14,333	13,041	14,673	13,872	12,893	11,527	11,668	10,871	10,239	10,190
Average Annual Return, Percent							8.26%			3.63%			4.04%
C000025735
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Aggressive Allocation Fund
C000025735 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 21,502	10,000	$ 21,502	21,502	21,502	$ 21,502	21,502	21,502	$ 21,502	19,977	16,999	20,055	16,965	14,918	12,154	13,087	11,221	10,122	10,161
Average Annual Return, Percent							14.45%			9.12%			7.96%
C000168453
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2055 Fund
C000168453 | Without Sales Load [Member]
Account Value [Line Items]
Account Value				$ 10,000	$ 21,265		$ 21,265	21,265	21,265	$ 21,265	21,265	$ 21,265	$ 21,265	19,393	16,163	19,189	15,840	13,907	11,180	12,269	10,400
Average Annual Return, Percent							17.35%			10.51%		10.23%
C000218762
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Catholic Values Index Fund
C000218762 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 10,000				$ 16,504		$ 16,504	$ 16,504	16,504	$ 16,504	16,504	$ 16,504	16,504	14,603	11,556	14,463	11,211
Average Annual Return, Percent							21.12%	14.30%
C000047656
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2035 Fund
C000047656 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 21,668	10,000	$ 21,668	$ 21,668	21,668	$ 21,668	21,668	21,668	$ 21,668	20,079	17,123	20,193	17,136	15,217	12,310	13,288	11,345	10,182	10,221
Average Annual Return, Percent							14.77%			8.89%			8.04%
C000025734
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Moderate Allocation Fund
C000025734 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 19,479	10,000	$ 19,479	19,479	19,479	$ 19,479	19,479	19,479	$ 19,479	18,247	15,820	18,376	16,092	14,411	12,094	12,652	11,127	10,201	10,185
Average Annual Return, Percent							13.01%			7.50%			6.89%
C000047658
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2045 Fund
C000047658 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 22,822	10,000	$ 22,822	22,822	22,822	$ 22,822	22,822	22,822	$ 22,822	20,888	17,460	20,683	17,154	15,140	12,157	13,255	11,271	10,093	10,164
Average Annual Return, Percent							16.75%			10.21%			8.60%
C000025738
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Intermediate Bond Fund
C000025738 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 11,380	10,000	$ 11,380	11,380	11,380	$ 11,380	11,380	11,380	$ 11,380	11,338	10,838	11,737	11,979	11,403	10,754	10,692	10,451	10,097	10,036
Average Annual Return, Percent							3.81%			0.25%			1.30%
C000025742
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Growth Fund
C000025742 | Without Sales Load [Member]
Account Value [Line Items]
Account Value					$ 20,465	$ 10,000	$ 20,465	20,465	20,465	$ 20,465	20,465	20,465	$ 20,465	19,826	17,147	23,938	21,686	15,133	11,954	13,666	11,037	10,210	10,460
Average Annual Return, Percent							5.55%			7.91%			7.42%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	S&P 500 Index	S&P 500 Index	S&P 500 Index		S&P 500 Index
Account Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	22,184	$ 10,000	$ 22,184	$ 22,184	$ 22,184	$ 22,184	$ 22,184	$ 22,184	$ 22,184	19,241	15,236	18,606	14,456	12,210	9,286	14,675	12,045	10,758	10,612
Average Annual Return, Percent							24.56%	15.58%	15.60%	15.05%	14.22%	14.68%	12.86%
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					32,504	$ 10,000	$ 32,504	$ 32,504	$ 32,504	$ 32,504	$ 32,504	$ 32,504	$ 32,504	28,453	22,488	27,806	21,989	18,178	13,831	14,526	11,938	10,653	10,557
Average Annual Return, Percent							23.88%			14.61%			12.51%
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Account Value					31,475	$ 10,000	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	$ 31,475	27,717	22,005	27,236	21,675	17,929	13,685	14,442	11,922	10,576	10,525
Average Annual Return, Percent							23.13%			14.14%			12.15%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,430	$ 10,000	$ 11,430	11,430	11,430	$ 11,430	11,430	11,430	$ 11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524	10,252	10,196
Average Annual Return, Percent							2.63%			(0.23%)			1.35%
S&P 500 Index, 1
Account Value [Line Items]
Account Value					22,184		$ 22,184	22,184	22,184	$ 22,184	22,184	22,184	$ 22,184	19,241	15,236	18,606	14,456	12,210	9,286	14,675	12,045
S&P 500 Index, 2
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 3
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 4
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 5
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 6
Account Value [Line Items]
Account Value					17,619		17,619	17,619	17,619	17,619	17,619	17,619	17,619	15,282	12,101	14,777	11,481	18,449	14,031	14,675	12,045
S&P 500 Index, 7
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 8
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 9
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 10
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 11
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	12,649	10,382
S&P 500 Index, 12
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045
S&P 500 Index, 13
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	15,903	12,094	14,675	12,045
S&P 500 Index, 14
Account Value [Line Items]
Account Value					28,893		28,893	28,893	28,893	28,893	28,893	28,893	28,893	25,061	19,844	24,233	18,829	18,449	14,031	14,675	12,045
S&P 500 Index, 15
Account Value [Line Items]
Account Value					17,210		17,210	17,210	17,210	17,210	17,210	17,210	17,210	14,927	11,820	14,434	11,215	18,449	14,031
S&P 500 Index, 16
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844	18,449	14,031
S&P 500 Index, 17
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844
S&P 500 Index, 18
Account Value [Line Items]
Account Value					33,521		33,521	33,521	33,521	33,521	33,521	33,521	33,521	29,075	23,023	28,114	21,844
S&P 500 Index, additional
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					33,521	$ 10,000	$ 33,521	33,521	33,521	$ 33,521	33,521	33,521	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758	10,612
Average Annual Return, Percent							24.56%			15.05%			12.86%
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Index
Account Value			$ 10,000		13,879		$ 13,879	13,879	13,879	$ 13,879	$ 13,879	13,879	$ 13,879	13,980	12,047	14,358	11,322	10,173	8,286
Average Annual Return, Percent							8.66%			8.06%	5.62%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	$ 10,000	$ 10,000	10,672	$ 10,000	$ 10,672	10,672	$ 10,672	$ 10,672	$ 10,672	$ 10,672	$ 10,672	10,748	10,185	11,708	11,892	11,061	10,174	10,897	10,524	10,252	10,196
Average Annual Return, Percent							2.63%		(2.76%)	(0.23%)	1.09%	0.68%	1.35%
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index		FTSE 3-Month Treasury Bill Index
Account Value		$ 10,000	$ 10,000	$ 10,000	11,416	$ 10,000	$ 11,416	11,416	$ 11,416	$ 11,416	$ 11,416	$ 11,416	$ 11,416	11,109	10,554	10,398	10,393	10,333	10,106	10,116	10,031	10,004	10,001
Average Annual Return, Percent							5.64%		2.44%	2.22%	2.23%	1.95%	1.53%
Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Mid Cap Value Index
Account Value					20,809	$ 10,000	$ 20,809	20,809	$ 20,809	$ 20,809	$ 20,809	$ 20,809	$ 20,809	19,905	17,659	20,075	15,642	14,902	11,728	13,372	11,797	9,831	10,325
Average Annual Return, Percent							11.98%			8.49%			7.60%
S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Account Value					23,975	$ 10,000	$ 23,975	23,975	23,975	$ 23,975	23,975	23,975	$ 23,975	22,583	19,395	22,308	17,881	15,732	12,466	14,020	12,061	9,989	10,211
Average Annual Return, Percent							13.57%			10.27%			9.14%
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Account Value					15,285	$ 10,000	$ 15,285	15,285	15,285	$ 15,285	15,285	15,285	$ 15,285	14,510	12,272	14,345	12,893	11,958	9,801	11,369	9,092	9,002	9,076
Average Annual Return, Percent							11.54%			6.46%			4.33%
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Index
Account Value					18,294	$ 10,000	$ 18,294	18,294	18,294	$ 18,294	18,294	18,294	$ 18,294	18,451	16,094	18,819	14,672	14,022	11,456	13,148	12,192	9,254	10,001
Average Annual Return, Percent							10.90%			7.07%			6.23%
S&P 500 Catholic Values Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Catholic Values Index
Account Value	$ 10,000				16,729		$ 16,729	$ 16,729	16,729	$ 16,729	16,729	16,729	$ 16,729	14,754	11,639	14,527	11,233
Average Annual Return, Percent							21.75%	14.71%
Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value					11,657	$ 10,000	$ 11,657	$ 11,657	11,657	$ 11,657	11,657	11,657	$ 11,657	11,601	11,023	12,012	12,188	11,451	10,722	10,628	10,406	10,194	10,086
Average Annual Return, Percent							4.19%			0.71%			1.55%
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Growth Index
Account Value					20,400	$ 10,000	$ 20,400	20,400	20,400	$ 20,400	20,400	20,400	$ 20,400	19,533	16,461	22,353	21,737	16,145	12,566	13,856	11,342	$ 10,189	$ 10,331
Average Annual Return, Percent							9.14%			6.17%			7.39%
Bloomberg U.S. Aggregate Bond Index, 1
Account Value [Line Items]
Account Value					11,430		$ 11,430	11,430	11,430	$ 11,430	11,430	11,430	$ 11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 2
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 3
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 4
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 5
Account Value [Line Items]
Account Value					8,965		8,965	8,965	8,965	8,965	8,965	8,965	8,965	9,029	8,556	9,836	9,990	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 6
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 7
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 8
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 9
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524
FTSE 3-Month Treasury Bill Index, 1
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 2
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 3
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 4
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 5
Account Value [Line Items]
Account Value					10,989		10,989	10,989	10,989	10,989	10,989	10,989	10,989	10,694	10,159	10,009	10,004	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 6
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,116	10,031
FTSE 3-Month Treasury Bill Index, 7
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,536	10,304	10,092	10,008
FTSE 3-Month Treasury Bill Index, 8
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	10,512	10,280	10,116	10,031
FTSE 3-Month Treasury Bill Index, 9
Account Value [Line Items]
Account Value					11,613		11,613	11,613	11,613	11,613	11,613	11,613	11,613	11,301	10,737	10,578	10,573	10,536	10,304	10,116	10,031
Bloomberg U.S. Aggregate Bond Index, 10
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,046	9,702
Bloomberg U.S. Aggregate Bond Index, 11
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	10,923	10,047	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 12
Account Value [Line Items]
Account Value					10,538		10,538	10,538	10,538	10,538	10,538	10,538	10,538	10,614	10,058	11,562	11,743	11,848	10,898	10,897	10,524
Bloomberg U.S. Aggregate Bond Index, 13
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898	$ 10,897	$ 10,524
Bloomberg U.S. Aggregate Bond Index, 14
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737	11,848	10,898
Bloomberg U.S. Aggregate Bond Index, 15
Account Value [Line Items]
Account Value					11,430		11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,512	10,909	12,541	12,737
FTSE 3-Month Treasury Bill Index, 10
Account Value [Line Items]
Account Value					11,640		11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,327	10,761	10,602	10,597	$ 10,536	$ 10,304
FTSE 3-Month Treasury Bill Index, 11
Account Value [Line Items]
Account Value					$ 11,640		$ 11,640	$ 11,640	$ 11,640	$ 11,640	$ 11,640	$ 11,640	$ 11,640	$ 11,327	$ 10,761	$ 10,602	$ 10,597